NestEgg Funds
Annual Report
For the Period Ended October 31, 2002



NestEgg Capital Preservation Fund
NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund




--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
..  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
..  Are not insured by the FDIC, and
..  Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------


This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

Managers' Discussion & Analysis                                 October 31, 2002
--------------------------------------------------------------------------------

The domestic economy continued to generate mixed signals about the resiliency of the recovery from last year's recession. Low inflation, productivity growth, and robust home sales suggested strength, while the downturn in consumer confidence and manufacturing and service businesses pointed toward a slowdown. Second-quarter gross domestic product (GDP) was revised downward from 2.3% to 1.3% due to slower-than-expected spending by consumers and businesses. Third-quarter GDP growth was reported at 3.1%.

During the late summer of this year, consumer confidence fell to a 10-month low. The drop in confidence and spending is troublesome given the role consumers have played in supporting the economy during the recession and recovery. The home refinancing boom, fueled by extremely low mortgage rates, helped free-up cash flow for consumers. However, tumbling stock prices and a weak job market caused consumers to pullback on their spending. Consumer spending declined from $10.8 billion in July to $4.2 billion in August, and delinquency rates on personal loans and credit card debt moved higher.

On a more positive note, inflation remained contained even though it edged higher during the quarter. The Consumer Price Index (CPI) increased slightly in August to 0.3%, and as of the end of September, the CPI year-over-year percentage change was 1.5%. Rising energy costs were the leading contributors to the CPI for the latest time period. Increases in the price for tobacco and housing also contributed to the rise in August, while falling commodity prices helped offset these gains.

Recently, geopolitical and macroeconomic uncertainties, mounting tensions with Iraq, and plummeting equity valuations set the stage for strong performance among government debt, agencies, and high-quality corporate bonds. Treasuries have been the strongest performing sector, as investors' risk aversion fueled demand for government securities. In fact, September was the best month for Treasuries in over two decades.

The domestic stock market took investors for a harried ride during the summer and fall of this year. Equities declined in July, caught their breath in August, but plummeted in September and then rebounded in October. The S&P 500 Index, which fell -17.3% during the third calendar quarter, had its worst performing quarter since the October 1987 stock market crash. Moreover, the S&P 500 Index has logged a lower return in only 11 other calendar quarters since the inception of the S&P 500 Index.

For the eight-month period ending October 31, 2002, shorter-term NestEgg Funds outperformed longer-term NestEgg Funds due to their higher exposure to bonds. During this time period the Lehman Aggregate Bond Index was up 6.2% while the S&P 500 Index lost 19.1%. NestEgg Funds performed in line with these indices as the Capital Preservation fund was the best performing fund losing 2.6% and the 2040 Fund the worst, losing 16.5%.

As of the date of this report the funds were changed from a master feeder structure to a fund of funds structure. LaJolla Economics was hired as the sub-advisor to the NestEgg Funds. The change in structure has allowed the expense cap of the funds to be lowered by 30 basis points (0.30%).

The new structure no longer allows overweighing or underweighing of stocks versus bonds. It does allow overweighing and underweighing of stock indices, with the current positioning of a moderate overweighing of growth and domestic stocks and the underweighing of value and foreign equity holdings.

                       NestEgg Capital Preservation Fund
                         Value of a $10,000 Investment

                                   [GRAPHIC]

                                            2/99   2/00    2/01    2/02   10/02
                                           -------------------------------------
NestEgg Capital Preservation Fund*         9,593   9,994  10,547  10,736  10,453
                                           -------------------------------------
Lipper Flexible Portfolio Index /(2)/      9,912  10,767  10,480   9,847   8,582
                                           -------------------------------------
Lehman Brothers Aggregate Bond Index /(3)/ 9,895  10,004  11,349  12,217  12,971
                                           -------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from January 4, 1999 through October 31, 2002 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds had invested their investable assets in the corresponding Master Portfolios prior to October 31, 2002..

                                AVERAGE ANNUAL TOTAL RETURN/1/
                                ------------------------------

                             1 Year               Since Inception
                             ------               ---------------
No Load                      (2.51%)                   1.97%
With Load*                   (5.45%)                   1.16%

/1/ For the twelve month period ended October 31, 2002.

/2/ The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

/3/ The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

Past performance is not a prediction of future results, and the graph and table do not reflect the deduction of taxes that shareholders would pay on fund distributions or the redemption of the Fund shares. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the performance of the funds would have been lower.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

*Reflects maximum 3.00% sales charge.

                               NestEgg 2010 Fund
                          Value of a $10,000 Investment

                                   [GRAPHIC]

                                            2/99   2/00    2/01    2/02    10/02
                                           -------------------------------------
NestEgg 2010 Fund*                         9,622  10,319  10,464  10,294   9,520
                                           -------------------------------------
Lipper Flexible Portfolio Index /(2)/      9,912  10,767  10,480   9,847   8,582
                                           -------------------------------------
Lehman Brothers Aggregate Bond Index /(3)/ 9,895  10,004  11,349  12,217  12,971
                                           -------------------------------------
Wilshire 5000 Equity Index /(4)/           9,992  12,108  10,347   9,481   7,745
                                           -------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from January 4, 1999 through October 31, 2002 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds had invested their investable assets in the corresponding Master Portfolios prior to October 31, 2002.

                                 AVERAGE ANNUAL TOTAL RETURN/1/
                                 ------------------------------

                             1 Year                  Since Inception
                             ------                  ---------------
No Load                      (6.39%)                     (0.51)%
With Load*                   (9.19%)                     (1.30)%

/1/ For the twelve month period ended October 31, 2002.

/2/ The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

/3/ The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

/4/ The Wilshire 5000 Index seeks to track the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges.

Past performance is not a prediction of future results, and the graph and table do not reflect the deduction of taxes that shareholders would pay on fund distributions or the redemption of the Fund shares. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the performance of the funds would have been lower.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

*Reflects maximum 3.00% sales charge.

                               NestEgg 2020 Fund
                         Value of a $10,000 Investment

                                   [GRAPHIC]

                                                      2/99      2/00        2/01        2/02      10/02
                                                ----------------------------------------------------------
NestEgg 2020 Fund *                                    9,632     10,615      10,214      9,623      8,536
                                                ----------------------------------------------------------
Lipper Flexible Portfolio Index /(2)/                  9,912     10,767      10,480      9,847      8,582
                                                ----------------------------------------------------------
Lehman Brothers Aggregate Bond Index /(3)/             9,895     10,004      11,349     12,217     12,971
                                                ----------------------------------------------------------
Wilshire 5000 Equity Index /(4)/                       9,992     12,108      10,347      9,481      7,745
                                                ----------------------------------------------------------


The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from January 4, 1999 through October 31, 2002 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds had invested their investable assets in the corresponding Master Portfolios prior to October 31, 2002.

                          AVERAGE ANNUAL TOTAL RETURN /1/
                          -------------------------------

                       1 Year          Since Inception
                       ------          ---------------
No Load                (8.93%)             (3.34)%
With Load*            (11.63%)             (4.11)%


/1/ For the twelve month period ended October 31, 2002.

/2/ The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

/3/ The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

/4/ The Wilshire 5000 Index seeks to track the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges.

Past performance is not a prediction of future results, and the graph and table do not reflect the deduction of taxes that shareholders would pay on fund distributions or the redemption of the Fund shares. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the performance of the funds would have been lower.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

*Reflects maximum 3.00% sales charge.

                                NestEgg 2030 Fund
                          Value of a $10,000 Investment

                                    [GRAPHIC]

                                                        2/99      2/00        2/01     2/02     10/02
                                                   ------------------------------------------------------
NestEgg 2030 Fund*                                      9,622    10,805      10,112    9,229    7,933
                                                   ------------------------------------------------------
Lipper Flexible Portfolio Index/(2)/                    9,912    10,767      10,480    9,847    8,582
                                                   ------------------------------------------------------
Lehman Brothers Aggregate Bond Index/(3)/               9,895    10,004      11,349   12,217   12,971
                                                   ------------------------------------------------------
Wilshire 5000 Equity Index/(4)/                         9,992    12,108      10,347    9,481    7,745
                                                   ------------------------------------------------------


The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from January 4, 1999 through October 31, 2002 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds had invested their investable assets in the corresponding Master Portfolios prior to October 31, 2002.

                          AVERAGE ANNUAL TOTAL RETURN/1/

                           1 Year          Since Inception
                           ------          ---------------
No Load                   (11.24%)             (5.18)%
With Load*                (13.93%)             (5.93)%


/1/ For the twelve month period ended October 31, 2002.

/2/ The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

/3/ The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities

/4/ The Wilshire 5000 Index seeks to track the returns of practically all publicly traded, U.S. headquartered stocks that trade on the major exchanges.

Past performance is not a prediction of future results, and the graph and table do not reflect the deduction of taxes that shareholders would pay on fund distributions or the redemption of the Fund shares. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the performance of the funds would have been lower.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

*Reflects maximum 3.00% sales charge.

                               NestEgg 2040 Fund
                          Value of a $10,000 Investment

                                   [GRAPHIC]

                                      2/99      2/00     2/01     2/02     10/02
                                      ------------------------------------------
NestEgg 2040 Fund*                    9,652    11,135    9,888    8,764    7,316
                                      ------------------------------------------
Lipper Flexible Portfolio Index /(2)/ 9,912    10,767   10,480    9,847    8,582
                                      ------------------------------------------
Wilshire 5000 Equity Index /(3)/      9,992    12,108   10,347    9,481    7,745
                                      ------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from January 4, 1999 through October 31, 2002 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds had invested their investable assets in the corresponding Master Portfolios prior to October 31, 2002

                                AVERAGE ANNUAL TOTAL RETURN/1/
                                ------------------------------

                             1 Year                Since Inception
                             ------                ---------------
No Load                     (12.96%)                   (7.17)%
With Load*                  (15.54%)                   (7.91)%

/1/ For the twelve month period ended October 31, 2002.

/2/ The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

/3/ The Wilshire 5000 Index seeks to track the returns of practically all publicly traded U.S. headquartered stocks that trade on the major exchanges.

Past performance is not a prediction of future results, and the graph and table do not reflect the deduction of taxes that shareholders would pay on fund distributions or the redemption of the Fund shares. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the performance of the funds would have been lower.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

*Reflects maximum 3.00% sales charge.

NestEgg Capital Preservation Fund
Schedule of Portfolio Investments
October 31, 2002

                                                                    Shares         Value
                                                                    ------         -----
INVESTMENT COMPANIES  (95.2%)
iShares MSCI EAFE Index Fund                                         2,585      $    255,527
iShares Russell 2000 Growth Index Fund                               1,339            52,891
iShares S&P MidCap 400/ BARRA Growth Index Fund                        508            46,324
Vanguard Institutional Index Fund                                    8,988           729,204
Vanguard Growth Index                                                4,895           100,024
Vanguard Midcap Index                                                4,425           198,434
Vangurad Small Cap Index                                            14,846           229,086
Vanguard Total Bond                                                341,019         3,495,445
                                                                                ------------
TOTAL INVESTMENT COMPANIES                                                         5,106,935
                                                                                ------------

TOTAL INVESTMENTS
    (Cost $ 5,107,984) (a) - 95.2%                                                 5,106,935
Other assets in excess of liabilities - 4.8%                                         259,020
                                                                                ------------
NET ASSETS - 100.0%                                                             $  5,365,955
                                                                                ============

____________
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation                     -
         Unrealized depreciation                (1,049)
                                                ------
         Net unrealized depreciation            (1,049)
                                                ======

                       See notes to financial statements.

NestEgg Funds
NestEgg Capital Preservation Fund

Statement of Assets and Liabilities
                                                                October 31, 2002

Assets:
  Investments, at value  (Cost $ 5,107,984)                     $    5,106,935
  Securities sold receivable                                         5,379,648
                                                                --------------
  Total Assets                                                      10,486,583
                                                                --------------

Liabilities:
Securities purchased payable                       $ 5,107,984
Accrued expenses and other payables:
  Administration                                           890
  Service organization                                   3,906
  Other payables and accrued expenses                    7,848
                                                   -----------
  Total Liabilities                                                  5,120,628
                                                                --------------
Net Assets                                                      $    5,365,955
                                                                ==============

Net Assets consist of:
Capital                                                              5,621,097
Undistributed net investment income                                     20,626
Accumulated net realized losses
  from investment transactions                                        (274,719)
Unrealized depreciation from investments                                (1,049)
                                                                --------------
Net Assets                                                      $    5,365,955
                                                                ==============

Service Shares
  Net Assets                                                    $    5,365,955
  Shares outstanding                                                   566,539
  Redemption price per share                                    $         9.47
                                                                ==============

  Maximum Sales Charge - Service Shares                                   3.00%
                                                                --------------

  Maximum Offering Price Per Service Share
   (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent)                $         9.76
                                                                ==============

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Statement of Operations

                                         Eight month period ended October 31, 2002 Year ended February 28, 2002
Net Investment Income allocated from
    corresponding Master Portfolio
Interest income                                                     $       99,206                 $    186,912
Dividend income (Net of withholding tax of $1,198)                          25,961                       21,300
Expenses (Note 3)                                                          (12,851)                     (22,201)
                                                                    --------------                 ------------
    Net Investment Income allocated from
      corresponding Master Portfolio                                       112,316                      186,011
                                                                    --------------                 ------------


Expenses:(Note 3)
Investment advisory fees                             $        5,501                 $        8,002
Administration fees                                           7,334                         10,483
12b-1 fees                                                    9,168                         13,104
Service organization fees                                     9,168                         13,104
Accounting fees                                               9,880                         12,282
Audit fees                                                    7,746                          3,934
Other fees                                                    5,820                          4,655
                                                     --------------                 --------------
Total expenses before fee reductions                                        54,617                       65,564
    Expenses reduced by the Investment Advisor                              (6,688)                           -
    Expenses reduced by the Distributor                                     (9,168)                     (13,104)
    Expenses reduced by the Service organization                            (6,278)                      (3,338)
                                                                    --------------                 ------------
    Net Expenses                                                            32,483                       49,122
                                                                    --------------                 ------------
Net Investment Income                                                       79,833                      136,889
                                                                    --------------                 ------------

Realized/Unrealized Gains (Losses) from
    Investments allocated from corresponding
    Master Portfolio:
Net realized losses from investment transactions                          (273,853)                      29,510
Change in unrealized appreciation/depreciation
    from investments                                                        47,337                      (77,956)
                                                                    --------------                 ------------
Net realized/unrealized losses from investments                           (226,516)                     (48,446)
                                                                    --------------                 ------------

Change in Net Assets Resulting from
    Operations                                                      $     (146,683)                $     88,443
                                                                    ==============                 ============

                        See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Statements of Changes in Net Assets

                                                                               Eight month
                                                                               period ended        Year ended          Year ended
                                                                               October 31,        February 28,        February 28,
                                                                                  2002                2002                2001
                                                                           -------------------  ---------------     ---------------
From Investment Activities:
Operations:
    Net investment income                                                     $    79,833           $   136,889         $   146,129
    Net realized gains/ losses from investment transactions                      (273,853)               29,510              71,748
    Change in unrealized appreciation/ depreciation from investments               47,337               (77,956)             11,203
                                                                            -------------        --------------      --------------
Change in net assets resulting from operations                                   (146,683)               88,443             229,080
                                                                            -------------        --------------      --------------

Distributions to Shareholders: Service Shares
    From net investment income                                                    (58,939)             (147,079)           (142,731)
    From net realized gains on investment transactions                             (4,628)              (10,385)            (70,740)
                                                                            -------------        --------------      --------------
Change in net assets from shareholder distributions                               (63,567)             (157,464)           (213,471)
                                                                            -------------        --------------      --------------

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                   656,248             1,133,899           1,717,711
    Proceeds from dividends reinvested                                             63,547               157,464             213,470
    Cost of shares redeemed                                                      (738,097)             (701,933)         (2,748,891)
                                                                            -------------        --------------      --------------
Change in net assets from capital share transactions                              (18,302)              589,430            (817,710)
                                                                            -------------        --------------      --------------

Change in net assets                                                             (228,552)              520,409            (802,101)

Net Assets:
    Beginning of period                                                         5,594,507             5,074,098           5,876,199
                                                                            -------------        --------------      --------------
    End of period                                                             $ 5,365,955           $ 5,594,507         $ 5,074,098
                                                                            =============        ==============      ==============

Share Transactions: Service Shares
    Issued                                                                         68,098               113,651             169,732
    Reinvested                                                                      6,558                15,888              21,348
    Redeemed                                                                      (76,383)              (70,499)           (272,305)
                                                                            -------------        --------------      --------------
    Change in shares                                                               (1,727)               59,040             (81,225)
                                                                            =============        ==============      ==============

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Financial Highlights, Service Shares


    Selected data for a share outstanding throughout the period indicated.     Period ended            Year ended      Year ended
                                                                                October 31,           February 28,     February 28,
                                                                                 2002 (a)                2002             2001
                                                                             ----------------       ----------------  -------------
Net Asset Value, Beginning of Period                                                  $  9.84                $  9.96        $  9.95
                                                                             ----------------       ----------------  -------------
Investment Activities
    Net investment income                                                                0.14                   0.26           0.36
    Net realized and unrealized gains (losses) on investments                           (0.40)                 (0.08)          0.18
                                                                             ----------------       ----------------  -------------
    Total from Investment Activities                                                    (0.27)                  0.18           0.54
                                                                             ----------------       ----------------  -------------
Distributions
    Net investment income                                                               (0.10)                 (0.28)         (0.35)
    Net realized gains on investment transactions                                       (0.01)                 (0.02)         (0.18)
    Tax return of capital                                                                   -                      -              -
                                                                             ----------------       ----------------  -------------
    Total Distributions                                                                 (0.11)                 (0.30)         (0.53)
                                                                             ----------------       ----------------  -------------
Net Asset Value, End of Period                                                        $  9.47                $  9.84        $  9.96
                                                                             ================       ================  =============
Total Return (excludes sales charge)                                                    (2.63%)(c)              1.79%          5.51%
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                     $ 5,366                $ 5,595        $ 5,074
Ratio of expenses to average net assets ****                                             1.24% (d)              1.36%          1.50%
Ratio of net investment income to average net assets ****                                2.18% (d)              2.61%          3.45%
Ratio of expenses to average net assets * ****                                           1.84% (d)              1.67%          2.12%
Portfolio Turnover Rate (e)                                                                49%                   116%            58%

    Selected data for a share outstanding throughout the period indicated.     Period ended           Period ended
                                                                               February 29,           February 28,
                                                                                  2000                  1999 (b)
                                                                             ----------------       ----------------
Net Asset Value, Beginning of Period                                                  $  9.89                $ 10.00
                                                                             ----------------       ----------------
Investment Activities
   Net investment income                                                                 0.31                   0.03
   Net realized and unrealized gains (losses) on investments                             0.09                  (0.14)
                                                                             ----------------       ----------------
    Total from Investment Activities                                                     0.40                  (0.11)
                                                                             ----------------       ----------------
Distributions
    Net investment income                                                               (0.34)                     -
    Net realized gains on investment transactions                                           -                      -
    Tax return of capital                                                                   -  **                  -
                                                                             ----------------       ----------------
Total Distributions                                                                     (0.34)                     -
                                                                             ----------------       ----------------
Net Asset Value, End of Period                                                        $  9.95                $  9.89
                                                                             ================       ================
Total Return (excludes sales charge)                                                     4.19%                 (1.10%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                     $ 5,876                $ 1,316
Ratio of expenses to average net assets ****                                             1.49%                  1.50% (d)
Ratio of net investment income to average net assets ****                                3.12%                  2.68% (d)
Ratio of expenses to average net assets * ****                                           3.16%                 12.20% (d)
Portfolio Turnover Rate (e)                                                                55%                    66%

---------------------------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
** The amount is less than $0.005.
**** These ratios include income and expenses charged from the corresponding
     Master Portfolio.
(a) The Funds changes their fiscal year end from February 28 to October 31.
(b) The Fund commenced operations on January 4, 1999.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg 2010 Fund
Schedule of Portfolio Investments
October 31, 2002

                                                   Shares            Value
                                                   ------            -----
INVESTMENT COMPANIES (95.2%)
iShares MSCI EAFE Index Fund                        9,712       $    960,031
iShares Russell 2000 Growth Index Fund              5,030            198,685
iShares S&P MidCap 400/ BARRA Growth Index Fund     1,909            174,082
Vanguard Institutional Index Fund                  33,773          2,740,041
Vanguard Growth Index                              18,396            375,846
Vanguard Midcap Index                              16,628            745,631
Vangurad Small Cap Index                           55,788            860,809
Vanguard Total Bond                               759,176          7,781,559
                                                                  ----------
TOTAL INVESTMENT COMPANIES                                        13,836,684
                                                                  ----------

TOTAL INVESTMENTS
  (Cost $ 13,840,627)(a) - 95.2%                                  13,836,684
Other assets in excess of liabilities - 4.8%                         694,562
                                                                  ----------
NET ASSETS - 100.0%                                             $ 14,531,246
                                                                  ==========

------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation                 -
      Unrealized depreciation            (3,943)
                                        -------
      Net unrealized depreciation        (3,943)
                                        =======


                       See notes to financial statements.

NestEgg Funds
NestEgg 2010 Fund

Statement of Assets and Liabilities
                                                                October 31, 2002
Assets:
     Investments, at value (Cost $ 13,840,627)                     $ 13,836,684
     Receivable due from Investment Advisor                               1,490
     Securities sold receivable                                      14,550,149
                                                                 --------------
     Total Assets                                                    28,388,323
                                                                 --------------

Liabilities:
Securities purchased payable                        $ 13,840,627
Accrued expenses and other payables:
     Administration                                        2,408
     Service organization                                  3,010
     Other payables and accrued expenses                  11,032
                                                    ------------
     Total Liabilities                                               13,857,077
                                                                 --------------
Net Assets                                                         $ 14,531,246
                                                                 ==============

Net Assets consist of:

Capital                                                              16,398,662
Undistributed net investment income                                      48,866
Accumulated net realized losses from
     investment transactions                                         (1,912,339)
Unrealized depreciation from investments                                 (3,943)
                                                                 --------------
Net Assets                                                         $ 14,531,246
                                                                 ==============
Service Shares

     Net Assets                                                    $ 14,531,246
     Shares outstanding                                               1,621,703
     Reaemption price per share                                    $       8.96
                                                                 ==============

     Maximum Sales Charge - Service Shares                                 3.00%
                                                                 --------------

     Maximum Offering Price Per Service Share
       (100%/100%-Maximum Sales Charge) of
       net asset value adjusted to the nearest cent)               $       9.24
                                                                 ==============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statement of Operations

                                            Eight month period ended October 31, 2002      Year ended February 28, 2002
Net Investment Income allocated from
    corresponding Master Porfolio
Interest income                                                           $   187,265                         $ 431,738
Dividend income (Net of withholding tax of $4,816)                            105,081                           109,854
Expenses (Note 3)                                                             (35,740)                          (65,687)
                                                                          -----------                         ---------
    Net Investment Income allocated from
      corresponding Master Porfolio                                           256,606                           475,905
                                                                          -----------                         ---------

Expenses:(Note 3)
Investment advisory fees                                  $ 15,311                         $  23,415
Administration fees                                         20,414                            31,220
12B-1 fees                                                  25,518                            39,025
Service organization fees                                   25,518                            39,025
Accounting fees                                             10,932                            12,584
Audit fees                                                  10,748                            18,850
Other fees                                                  19,889                            16,333
                                                          --------                         ---------

Total expenses before fee reductions                                          128,330                           180,452
    Expenses reduced by the Investment Adviser                                 (8,232)                              (86)
    Expenses reduced by the Distributor                                       (25,518)                          (39,025)
    Expenses reduced by the Service organization                                 (727)                                -
                                                                          -----------                         ---------
    Net Expenses                                                               93,853                           141,341
                                                                          -----------                         ---------
Net Investment Income                                                         162,753                           334,564
                                                                          -----------                         ---------

Realized/Unrealized Losses from
    Investments allocated from corresponding
    Master Portfolio:
Net realized losses from investment transactions                           (1,857,736)                         (167,110)
Change in unrealized appreciation/depreciation
    from investments                                                          538,290                          (397,938)
                                                                          -----------                         ---------
Net realized/unrealized losses from investments                            (1,319,446)                         (565,048)
                                                                          -----------                         ---------
Change in Net Assets Resulting from
    Operations                                                            $(1,156,693)                        $(230,484)
                                                                          ===========                         =========

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statements of Changes in Net Assets

                                                                            Eight month
                                                                            period ended      Year ended     Year ended
                                                                             October 31,     February 28,    February 28,
                                                                                2002             2002           2001
                                                                           --------------    ------------   -------------
From Investment Activities:
Operations:
    Net investment income                                                  $     162,753     $    334,564   $     320,842
    Net realized gains/ losses from investment transactions                   (1,857,736)        (167,110)         93,834
    Change in unrealized appreciation/ depreciation from investments             538,290         (397,938)       (290,043)
                                                                           -------------     ------------   -------------
Change in net assets resulting from operations                                (1,156,693)        (230,484)        124,633
                                                                           -------------     ------------   -------------

Distributions to Shareholders: Service Shares
    From net investment income                                                  (127,018)        (332,783)       (328,187)
    From net realized gains on investment transactions                                 -                -        (108,799)
                                                                           -------------     ------------   -------------
Change in net assets from shareholder distributions                             (127,018)        (332,783)       (436,986)
                                                                           -------------     ------------   -------------

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                1,349,670        4,294,251       5,713,272
    Proceeds from dividends reinvested                                           126,538          330,835         427,238
    Cost of shares redeemed                                                   (2,163,864)      (2,064,004)     (4,994,002)
                                                                           -------------     ------------   -------------
Change in net assets from capital share transactions                            (687,656)       2,561,082       1,146,508
                                                                           -------------     ------------   -------------

Change in net assets                                                          (1,971,367)       1,997,815         834,155

Net Assets:
    Beginning of period                                                       16,502,613       14,504,798      13,670,643
                                                                           -------------     ------------   -------------
    End of period                                                          $  14,531,246     $ 16,502,613   $  14,504,798
                                                                           =============     ============   =============

Share Transactions: Service Shares
    Issued                                                                       144,421          433,047         543,588
    Reinvested                                                                    13,403           33,324          41,168
    Redeemed                                                                    (225,004)        (208,648)       (471,345)
                                                                           -------------     ------------   -------------
    Change in shares                                                             (67,180)         257,723         113,411
                                                                           =============     ============   =============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Financial Highlights, Service Shares

    Selected data for a share outstanding throughout the period indicated.   Period ended         Year ended       Year ended
                                                                              October 31,        February 28,     February 28,
                                                                                2002 (a)             2002             2001
                                                                            --------------       -------------    ------------
Net Asset Value, Beginning of Period                                              $   9.77            $  10.14        $  10.37
                                                                            --------------       -------------    ------------
Investment Activities
    Net investment income                                                             0.10                0.21            0.28
    Net realized and unrealized gains (losses) on investments                        (0.83)              (0.37)          (0.14)
                                                                            --------------       -------------    ------------
    Total from Investment Activities                                                 (0.73)              (0.16)           0.14
                                                                            --------------       -------------    ------------
Distributions
    Net investment income                                                            (0.08)              (0.21)          (0.28)
    Net realized gains on investment transactions                                        -                   -           (0.09)
                                                                            --------------       -------------    ------------
    Total Distributions                                                              (0.08)              (0.21)          (0.37)
                                                                            --------------       -------------    ------------
Net Asset Value, End of Period                                                    $   8.96            $   9.77        $  10.14
                                                                            ==============       =============    ============
Total Return (excludes sales charge)                                                 (7.52%)(c)          (1.60%)          1.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                 $ 14,531            $ 16,503        $ 14,505
Ratio of expenses to average net assets ****                                          1.27% (d)           1.33%           1.44%
Ratio of net investment income to average net assets ****                             1.60% (d)           2.14%           2.60%
Ratio of expenses to average net assets* ****                                         1.60% (d)           1.58%           1.76%
Portfolio Turnover Rate (e)                                                             61%                 86%             54%

    Selected data for a share outstanding throughout the period indicated.    Year ended         Period ended
                                                                             February 29,        February 28,
                                                                                 2000              1999 (b)
                                                                            --------------       -------------
Net Asset Value, Beginning of Period                                              $   9.92            $  10.00
                                                                            --------------       -------------
Investment Activities
    Net investment income                                                             0.21                0.03
    Net realized and unrealized gains (losses) on investments                         0.50               (0.11)
                                                                            --------------       -------------
    Total from Investment Activities                                                  0.71               (0.08)
                                                                            --------------       -------------
Distributions
    Net investment income                                                            (0.24)                  -
    Net realized gains on investment transactions                                    (0.02)                  -
                                                                            --------------       -------------
    Total Distributions                                                              (0.26)                  -
                                                                            --------------       -------------
Net Asset Value, End of Period                                                    $  10.37            $   9.92
                                                                            ==============       =============
Total Return (excludes sales charge)                                                  7.24%              (0.80%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                 $ 13,671            $  2,729
Ratio of expenses to average net assets ****                                          1.50%               1.29% (d)
Ratio of net investment income to average net assets ****                             2.27%               2.46% (d)
Ratio of expenses to average net assets* ****                                         2.94%               8.26% (d)
Portfolio Turnover Rate (e)                                                             49%                 38%

---------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated
**** These ratios include income and expenses charged from the corresponding
     Master Portfolio.
(a) The Funds changed their fiscal year end from February 28 to October 31.
(b) The Fund commenced operations on January 4, 1999.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg 2020 Fund
Schedule of Portfolio Investments
October 31, 2002


                                                    Shares           Value
                                                    ------           -----

INVESTMENT COMPANIES (95.7%)
iShares MSCI EAFE Index Fund                        20,446      $  2,021,087
iShares Russell 2000 Growth Index Fund              10,590           418,305
iShares S&P MidCap 400/ BARRA Growth Index Fund      4,019           366,493
Vanguard Institutional Index Fund                   71,097         5,768,151
Vanguard Growth Index                               38,727           791,207
Vanguard Midcap Index                               35,005         1,569,652
Vangurad Small Cap Index                           117,441         1,812,118
Vanguard Total Bond                                808,394         8,286,046
                                                                  ----------
TOTAL INVESTMENT COMPANIES                                        21,033,059
                                                                  ----------

TOTAL INVESTMENTS
  (Cost $ 21,041,359)(a) - 95.7%                                  21,033,059
Other assets in excess of liabilities - 4.3%                         953,646
                                                                  ----------
NET ASSETS - 100.0%                                             $ 21,986,705
                                                                  ==========

------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation              -
      Unrealized depreciation         (8,300)
                                     -------
      Net unrealized depreciation     (8,300)
                                     =======


                       See notes to financial statements.

NestEgg Funds
NestEgg 2020 Fund

Statement of Assets and Liabilities
                                                              October 31, 2002
Assets:
  Investments, at value (Cost $21,041,359)                      $   21,033,059
  Receivable due from investment advisor                                 1,721
  Securities sold receivable                                        22,018,988
                                                                --------------
  Total Assets                                                      43,053,768
                                                                --------------

Liabilities:
Securities purchased payable                      $  21,041,359
Accrued expenses and other payables:
  Investment advisory                                     2,727
  Adminstration                                           3,635
  Service organization                                    4,546
  Other payables and accrued expenses                    14,796
                                                  -------------
  Total Liabilities                                                 21,067,063
                                                                --------------
Net Assets                                                      $   21,986,705
                                                                ==============

Net Assets consist of:

Paid in Capital                                                     28,288,858
Undistributed net investment income                                     73,648
Accumulated net realized losses from
  investment transactions                                           (6,367,501)
Unrealized depreciation from investments                                (8,300)
                                                                --------------
Net Assets                                                      $   21,986,705
                                                                ==============

Service Shares
  Net Assets                                                    $   21,986,705
  Shares outstanding                                                 2,665,347
  Redemption price per share                                    $         8.25
                                                                ==============

  Maximum Sales Charge - Service Shares                                   3.00%
                                                                --------------

  Maximum Offering Price Per Service Share
    (100%/(100%-Maximum Sales Charge) of
    net asset value adjusted to the nearest cent)               $         8.51
                                                                ==============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statement of Operations

                                               Eight month period ended October 31, 2002      Year ended February 28, 2002
Net Investment Income allocated from
    corresponding Master Porfolio
Interest income                                                             $    184,160                      $    389,634
Dividend income (Net of withholding tax of $6,953)                               193,221                           238,499
Expenses (Note 3)                                                                (53,002)                         (100,406)
                                                                            ------------                      ------------
    Net Investment Income allocated from
      corresponding Master Porfolio                                              324,379                           527,727
                                                                            ------------                      ------------

Expenses:(Note 3)
Investment advisory fees                                $    22,669                          $ 35,810
Administration fees                                          30,226                            47,747
12B-1 fees                                                   37,782                            59,683
Service organization fees                                    37,782                            59,683
Accounting fees                                              13,123                            13,925
Audit fees                                                   23,523                            20,959
Other fees                                                   29,056                            15,330
                                                        -----------                          --------

Total expenses before fee reductions                                             194,161                           253,137
    Expenses reduced by the Investment Adviser                                   (16,520)                                -
    Expenses reduced by the Distributor                                          (37,782)                          (59,683)
    Expenses reduced by the Service Organization                                  (4,545)                                -
                                                                            ------------                      ------------
    Net Expenses                                                                 135,314                           193,454
                                                                            ------------                      ------------
Net Investment Income                                                            189,065                           334,273
                                                                            ------------                      ------------

Realized/Unrealized Losses from
    Investments allocated from corresponding
    Master Portfolio:
Net realized losses from investment transactions                              (5,710,535)                          (14,473)
Net change in unrealized appreciation/depreciation
    from investments                                                           2,785,314                        (1,705,583)
                                                                            ------------                      ------------
Net realized/unrealized losses from investments                               (2,925,221)                       (1,720,056)
                                                                            ------------                      ------------
Change in Net Assets Resulting from

    Operations                                                              $ (2,736,156)                     $ (1,385,783)
                                                                            ============                      ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets

                                                                        Eight month
                                                                        period ended        Year ended      Year ended
                                                                         October 31,       February 28,    February 28,
                                                                            2002               2002            2001
                                                                       -------------      -------------   -------------
From Investment Activities:
Operations:
    Net investment income                                              $    189,065       $    334,273    $    306,340
    Net realized gains/ losses from investment transactions              (5,710,535)           (14,473)         99,134
    Change in unrealized appreciation/ depreciation from investments      2,785,314         (1,705,583)     (1,476,409)
                                                                       ------------       ------------    ------------
Change in net assets resulting from operations                           (2,736,156)        (1,385,783)     (1,070,935)
                                                                       ------------       ------------    ------------

Distributions to Shareholders: Service Shares
    From net investment income                                             (143,917)          (330,600)       (314,465)
    From net realized gains on investment transactions                            -                  -        (197,320)
                                                                       ------------       ------------    ------------
Change in net assets from shareholder distributions                        (143,917)          (330,600)       (511,785)
                                                                       ------------       ------------    ------------

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                           4,655,933          6,839,794      12,444,967
    Proceeds from dividends reinvested                                      143,894            330,600         505,790
    Cost of shares redeemed                                              (3,681,662)        (5,218,430)     (6,685,168)
                                                                       ------------       ------------    ------------
Change in net assets from capital share transactions                      1,118,165          1,951,964       6,265,589
                                                                       ------------       ------------    ------------

Change in net assets                                                     (1,761,908)           235,581       4,682,869

Net Assets:
    Beginning of period                                                  23,748,613         23,513,032      18,830,163
                                                                       ------------       ------------    ------------
    End of period                                                      $ 21,986,705       $ 23,748,613    $ 23,513,032
                                                                       ============       ============    ============

Share Transactions: Service Shares
    Issued                                                                  515,864            711,123       1,150,378
    Reinvested                                                               16,281             34,220          47,765
    Redeemed                                                               (404,844)          (543,407)       (612,340)
                                                                       ------------       ------------    ------------
    Change in shares                                                        127,301            201,936         585,803
                                                                       ============       ============    ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Financial Highlights, Service Shares

     Selected data for a share outstanding throughout the period indicated.     Period ended        Year ended        Year ended
                                                                                 October 31,       February 28,      February 28,
                                                                                   2002(a)             2002              2001
                                                                                  --------           --------          --------
Net Asset Value, Beginning of Period                                              $   9.36           $  10.07          $  10.76
                                                                                  --------           --------          --------
Investment Activities
     Net investment income                                                            0.07               0.13              0.18
     Net realized and unrealized gains/ losses on investments                        (1.12)             (0.71)            (0.58)
                                                                                  --------           --------          --------
     Total from Investment Activities                                                (1.05)             (0.58)            (0.40)
                                                                                  --------           --------          --------
Distributions
     Net investment income                                                           (0.06)             (0.13)            (0.18)
     Net realized gains on investment transactions                                       -                  -             (0.11)
                                                                                  --------           --------          --------
     Total Distributions                                                             (0.06)             (0.13)            (0.29)
                                                                                  --------           --------          --------
Net Asset Value, End of Period                                                    $   8.25           $   9.36          $  10.07
                                                                                  ========           ========          ========
Total Return (excludes sales charge)                                                (11.29%)(d)         (5.78%)           (3.78%)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                 $ 21,987           $ 23,749          $ 23,513
Ratio of expenses to average net assets****                                           1.25% (e)          1.23%             1.34%
Ratio of net investment income to average net assets****                              1.25% (e)          1.40%             1.60%
Ratio of expenses to average net assets* ****                                         1.64% (e)          1.48%             1.59%
Portfolio Turnover Rate (f)                                                             51%                86%               39%

    Selected data for a share outstanding throughout the period indicated.        Year ended        Period ended
                                                                                 February 29,       February 28,
                                                                                     2000             1999 (b)
                                                                                  --------           ---------
Net Asset Value, Beginning of Period                                              $   9.93           $  10.00
                                                                                  --------           --------
Investment Activities
     Net investment income                                                            0.07               0.01  (c)
     Net realized and unrealized gains/ losses on investments                         0.94              (0.08)
                                                                                  --------           --------
     Total from Investment Activities                                                 1.01              (0.07)
                                                                                  --------           --------
Distributions
     Net investment income                                                           (0.13)                 -
     Net realized gains on investment transactions                                   (0.05)                 -
                                                                                  --------           --------
     Total Distributions                                                             (0.18)                 -
                                                                                  --------           --------
Net Asset Value, End of Period                                                    $  10.76           $   9.93
                                                                                  ========           ========
Total Return (excludes sales charge)                                                 10.20%             (0.70%)(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                 $ 18,830           $  7,149
Ratio of expenses to average net assets****                                           1.50%              1.69% (e)
Ratio of net investment income to average net assets****                              1.30%              0.81% (e)
Ratio of expenses to average net assets* ****                                         3.47%              5.69% (e)
Portfolio Turnover Rate (f)                                                             43%                36%

--------------------------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**** These ratios include income and expenses charged from the corresponding
     Master Portfolio.
(a)  The Funds changed their fiscal year end from February 28 to October 31.
(b)  The Fund commenced operations on January 4, 1999.
(c) Per share net investment income has been calculated using the daily average shares method.
(d)  Not annualized.
(e)  Annualized.
(f)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See notes to financial statements

NestEgg 2030 Fund
Schedule of Portfolio Investments
October 31, 2002

                                                                    Shares          Value
                                                                   --------     ------------
INVESTMENT COMPANIES  (95.4%)
iShares MSCI EAFE Index Fund                                        12,420      $  1,227,717
iShares Russell 2000 Growth Index Fund                               6,433           254,104
iShares S&P MidCap 400/ BARRA Growth Index Fund                      2,442           222,686
Vanguard Institutional Index Fund                                   43,186         3,503,753
Vanguard Growth Index                                               23,524           480,603
Vanguard Midcap Index                                               23,263           953,455
Vangurad Small Cap Index                                            71,337         1,100,737
Vanguard Total Bond                                                219,890         2,253,881
                                                                                ------------
TOTAL INVESTMENT COMPANIES                                                         9,996,936
                                                                                ------------

TOTAL INVESTMENTS
    (Cost $ 10,001,978) (a)- 95.4%                                                 9,996,936
Other assets in excess of liabilities - 4.6%                                         479,532
                                                                                ------------
NET ASSETS - 100.0%                                                             $ 10,476,468
                                                                                ============

___________
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation                     -
         Unrealized depreciation                (5,042)
                                                ------
         Net unrealized depreciation            (5,042)
                                                ======

                       See notes to financial statements.

NestEgg Funds
NestEgg 2030 Fund

Statement of Assets and Liabilities

                                                                             October 31, 2002
Assets:
    Investments, at value (Cost $10,001,978)                                 $      9,996,936
    Securities sold receivable                                                     10,500,783
                                                                             ----------------
    Total Assets                                                                   20,497,719
                                                                             ----------------



Liabilities:
Securities purchased payable                               $    10,001,978
Accrued expenses and other payables:
    Investment advisory                                              4,671
    Administration                                                   1,729
    Service organization                                             2,266
    Other payables and accrued expenses                             10,607
                                                           ---------------
    Total Liabilities                                                              10,021,251
                                                                             ----------------
Net Assets                                                                   $     10,476,468
                                                                             ================

Net Assets consist of:
Capital                                                                            13,323,427
Undistributed net investment income                                                    28,188
Accumulated net realized losses
    from investment transactions                                                   (2,870,105)
Unrealized depreciation from investments                                               (5,042)
                                                                             ----------------
Net Assets                                                                   $     10,476,468
                                                                             ================

Service Shares
    Net assets                                                               $     10,476,467
    Shares outstanding                                                              1,335,632
    Redemption price per share                                               $           7.84
                                                                             ================

    Maximum Sales Charge - Service Shares                                                3.00%
                                                                             ----------------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                          $           8.08
                                                                             ================

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statement of Operations

                                                Eight month period ended October 31, 2002   Year ended February 28, 2002
Net Investment Income allocated from
  corresponding Master Porfolio
Interest income                                                          $        51,074                $       103,121
Dividend income (Net of withholding tax of $4,185)                               109,910                        135,602
Expenses (Note 3)                                                                (25,792)                       (46,910)
                                                                         ---------------                ---------------
  Net Investment Income allocated from
   corresponding Master Porfolio                                                 135,192                        191,813
                                                                         ---------------                ---------------

Expenses:(Note 3)
Investment advisory fees                                  $        11,039                $        16,580
Administration fees                                                14,719                         22,107
12B-1 fees                                                         18,398                         27,634
Service organization fees                                          18,398                         27,634
Sccounting fees                                                    10,338                         12,887
Audit fees                                                          8,768                         12,077
Other fees                                                         15,718                         19,900
                                                          ---------------                ---------------
Total expenses before fee reductions                                              97,378                        138,819
  Expenses reduced by the Invesment Adviser                                       (4,932)                        (7,155)
  Expenses reduced by the Service Organization                                    (6,039)                          (107)
  Expenses reduced by the Distributor                                            (18,398)                       (27,634)
                                                                         ---------------                ---------------
  Net Expenses                                                                    68,009                        103,923
                                                                         ---------------                ---------------
Net Investment Income                                                             67,183                         87,890
                                                                         ---------------                ---------------



Realized/Unrealized Losses from
  Investments allocated from corresponding
  Master Portfolio:
Net realized losses from investment transactions                              (2,788,449)                      (706,540)
Net change in unrealized appreciation/depreciation
  from investments                                                             1,033,521                       (354,601)
                                                                         ---------------                ---------------
Net realized/unrealized losses from investments                               (1,754,928)                    (1,061,141)
                                                                         ---------------                ---------------

Change in Net Assets Resulting from Operations                                (1,687,745)               $      (973,251)
                                                                         ===============                ===============

                        See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                            Eight month
                                                                            period ended        Year ended         Year ended
                                                                             October 31,       February 28,       February 28,
                                                                                2002               2002               2001
                                                                            ------------       ------------       ------------
From Investment Activities:
Operations:
 Net investment income                                                      $     67,183       $     87,890       $     68,543
 Net realized gains/ losses from investment transactions                      (2,788,449)          (706,540)            27,370
 Change in unrealized appreciation/ depreciation from investments              1,033,521           (354,601)          (924,472)
                                                                            ------------       ------------       ------------
Change in net assets resulting from operations                                (1,687,745)          (973,251)          (828,559)
                                                                            ------------       ------------       ------------

Distributions to Shareholders: Service Shares
 From net investment income                                                      (45,902)           (95,830)           (70,984)
 From net realized gains on investment transactions                                    -            (49,314)           (40,629)
                                                                            ------------       ------------       ------------
Change in net assets from shareholder distributions                              (45,902)          (145,144)          (111,613)
                                                                            ------------       ------------       ------------

Capital Share Transactions: Service Shares
 Proceeds from shares issued                                                   1,968,094          3,856,073          6,288,734
 Proceeds from dividends reinvested                                               45,902            145,144            109,774
 Cost of shares redeemed                                                      (1,107,428)        (2,474,859)        (1,933,842)
                                                                            ------------       ------------       ------------
Change in net assets from capital share transactions                             906,568          1,526,358          4,464,666
                                                                            ------------       ------------       ------------

Change in net assets                                                            (827,079)           407,963          3,524,494

Net Assets:
 Beginning of period                                                          11,303,547         10,895,584          7,371,090
                                                                            ------------       ------------       ------------
 End of period                                                              $ 10,476,468       $ 11,303,547       $ 10,895,584
                                                                            ============       ============       ============

Share Transactions: Service Shares
 Issued                                                                          227,018            402,010            563,566
 Reinvested                                                                        5,412             15,332             10,205
 Redeemed                                                                       (129,668)          (255,291)          (171,704)
                                                                            ------------       ------------       ------------
 Change in shares                                                                102,762            162,051            402,067
                                                                            ============       ============       ============

                        See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares

  Selected data for a share outstanding throughout the period indicated.   Period ended       Year ended     Year ended
                                                                            October 31,      February 28,   February 28,
                                                                              2002 (a)           2002           2001
                                                                           ------------      ------------   ------------
Net Asset Value, Beginning of Period                                       $       9.17      $      10.18   $      11.02
                                                                           ------------      ------------   ------------
Investment Activities
  Net investment income                                                            0.05              0.08           0.09
  Net realized and unrealized gains/ losses on
    investments                                                                   (1.35)            (0.97)         (0.79)
                                                                           ------------      ------------   ------------
  Total from Investment Activities                                                (1.30)            (0.89)         (0.70)
                                                                           ------------      ------------   ------------
Distributions
  Net investment income                                                           (0.03)            (0.08)         (0.09)
  Net realized gains on investment transactions                                       -             (0.04)         (0.05)
                                                                           ------------      ------------   ------------
  Total Distributions                                                             (0.03)            (0.12)         (0.14)
                                                                           ------------      ------------   ------------
Net Asset Value, End of Period                                             $       7.84      $       9.17   $      10.18
                                                                           ============      ============   ============
Total Return (excludes sales charge)                                             (14.04)%(c)        (8.74%)        (6.42%)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $     10,476      $     11,304   $     10,896
Ratio of expenses to average net assets****                                        1.27% (d)         1.36%          1.49%
Ratio of net investment income to average net
 assets****                                                                        0.91% (d)         0.80%          0.79%
Ratio of expenses to average net assets* ****                                      1.67% (d)         1.68%          1.91%
Portfolio Turnover Rate (e)                                                          51%               53%            27%

  Selected data for a share outstanding throughout the period indicated.    Year ended       Period ended
                                                                           February 29,      February 28,
                                                                               2000            1999 (b)
                                                                           ------------      ------------
Net Asset Value, Beginning of Period                                       $       9.92             10.00
                                                                           ------------      ------------
Investment Activities
  Net investment income                                                            0.07                 -  **
  Net realized and unrealized gains/ losses on
    investments                                                                    1.14             (0.08)
                                                                           ------------      ------------
  Total from Investment Activities                                                 1.21             (0.08)
                                                                           ------------      ------------
Distributions
  Net investment income                                                           (0.06)                -
  Net realized gains on investment transactions                                   (0.05)                -
                                                                           ------------      ------------
  Total Distributions                                                             (0.11)                -
                                                                           ------------      ------------
Net Asset Value, End of Period                                             $      11.02      $       9.92
                                                                           ============      ============
Total Return (excludes sales charge)                                              12.28%            (0.80%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $      7,371      $      1,198
Ratio of expenses to average net assets****                                        1.49%             1.50% (d)
Ratio of net investment income to average net
 assets****                                                                        0.72%             0.40% (d)
Ratio of expenses to average net assets* ****                                      2.48%            17.19% (d)
Portfolio Turnover Rate (e)                                                          26%             0.19

-------------------------------------------------------------------------
*    During the period, certain fees were contractually reduced and/or reimbursed.
     If such fee reductions and/or reimbursements had not occured, the ratio would have been as indicated.
**   The amount is less than $0.005.
**** These ratios include income and expenses charged from the corresponding
     Master Portfolio.
(a)  The Funds changed their fiscal year end from February 28 to October 31.
(b)  The Fund commenced operations on January 4, 1999.
(c)  Not Annualized.
(d)  Annualized.
(e)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See notes to financial statements

NestEgg 2040 Fund
Schedule of Portfolio Investments
October 31, 2002

                                                        Shares         Value
                                                        ------         -----
INVESTMENT COMPANIES  (96.3%)
iShares MSCI EAFE Index Fund                            13,337      $ 1,318,363
iShares Russell 2000 Growth Index Fund                   6,908          272,866
iShares S&P MidCap 400/ BARRA Growth Index Fund          2,622          239,100
Vanguard Institutional Index Fund                       46,375        3,762,470
Vanguard Growth Index                                   25,261          516,091
Vanguard Midcap Index                                   22,833        1,023,858
Vangurad Small Cap Index                                76,604        1,182,015
Vanguard Total Bond                                     48,943          501,673
                                                                      ---------
TOTAL INVESTMENT COMPANIES                                            8,816,436
                                                                      ---------

TOTAL INVESTMENTS
  (Cost $ 8,821,850) (a) - 96.3%                                      8,816,436
Other assets in excess of liabilities   -   3.7%                        342,554
                                                                      ---------
NET ASSETS   -   100.0%                                             $ 9,158,990
                                                                      =========

------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation                     -
      Unrealized depreciation                (5,414)
                                            -------
      Net unrealized depreciation            (5,414)
                                            =======

                       See notes to financial statements.

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities
                                                                October 31, 2002



Assets:
    Investments, at value (Cost $8,821,850)                       $   8,816,436
    Securities sold receivable                                        9,182,262
                                                                  -------------
    Total Assets                                                     17,998,698
                                                                  -------------
Liabilities:
Securities purchased payable                          $ 8,821,850
Accrued expenses and other payables:
    Investment advisory                                     5,053
    Adminstration                                           1,512
    Service organization                                    2,467
    Other payables and accrued expenses                     8,826
                                                      -----------
    Total Liabilities                                                 8,839,708
                                                                  -------------
Net Assets                                                        $   9,158,990
                                                                  =============



Net Assets consist of:
Capital                                                           $  13,009,325
Undistributed net investment income                                      22,717
Accumulated net realized losses
    from investment transactions                                     (3,867,638)
Unrealized depreciation from investments                                 (5,414)
                                                                  -------------
Net Assets                                                        $   9,158,990
                                                                  =============

Service Shares

    Net Assets                                                    $   9,158,990
    Shares outstanding                                                1,240,281
    Redemption price per share                                    $        7.38
                                                                  =============

    Maximum Sales Charge - Service Shares                                  3.00%
                                                                  -------------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)               $        7.61
                                                                  =============

                        See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Operations

                                         Eight month period ended October 31, 2002 Year ended February 28, 2002
Net Investment Income allocated from
     corresponding Master Porfolio
Interest income                                                       $     16,724              $     18,015
Dividend income (Net of withholding tax of $4,062)                         107,681                   143,825
Expenses (Note 3)                                                          (22,938)                  (45,268)
                                                                      ------------              ------------
     Net Investment Income allocated from
       corresponding Master Porfolio                                       101,467                   116,572
                                                                      ------------              ------------

Expenses:(Note 3)
Investment advisory fees                                 $      9,817              $     15,744
Administration fees                                            13,089                    20,991
12B-1 fees                                                     16,361                    26,239
Service organization fees                                      16,361                    26,239
Accounting fees                                                10,072                    14,955
Audit fees                                                      8,280                    11,000
Other fees                                                     13,921                    20,107
                                                         ------------              ------------

Total expenses before fee reduction                                         87,901                   135,275
     Expenses reduced by the Investment Advisor                             (4,720)                   (9,229)
     Expenses reduced by the Service Organization                           (6,815)                  (26,239)
     Expenses reduced by the Distributor                                   (16,361)                   (1,631)
                                                                      ------------              ------------
     Net Expenses                                                           60,005                    98,176
                                                                      ------------              ------------
Net Investment Income                                                       41,462                    18,396
                                                                      ------------              ------------

Realized/Unrealized Losses from
     Investments allocated from corresponding
     Master Portfolio:
Net realized losses from investment transactions                        (3,167,635)                 (953,342)
Change in unrealized appreciation/depreciation
     from investments                                                    1,350,125                  (303,969)
                                                                      ------------              ------------
Net realized/unrealized losses from investments                         (1,817,510)               (1,257,311)
                                                                      ------------              ------------

Change in Net Assets Resulting from
     Operations                                                       $ (1,776,048)             $ (1,238,915)
                                                                      ============              ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets

                                                                            Eight month
                                                                            period ended      Year ended      Year ended
                                                                             October 31,     February 28,    February 28,
                                                                                2002             2002            2001
                                                                           --------------   --------------  -------------
From Investment Activities:
Operations:
    Net investment income                                                  $       41,462   $       18,396  $      (1,045)
    Net realized gains/ losses from investment transactions                    (3,167,635)        (953,342)        49,743
    Change in unrealized appreciation/ depreciation from investments            1,350,125         (303,969)    (1,294,764)
                                                                           --------------   --------------  -------------
Change in net assets resulting from operations                                 (1,776,048)      (1,238,915)    (1,246,066)
                                                                           --------------   --------------  -------------

Distributions to Shareholders: Service Shares
    From net investment income                                                     (6,737)         (34,286)        (4,757)
    From net realized gains on investment transactions                                  -             (651)       (83,298)
                                                                           --------------   --------------  -------------
Change in net assets from shareholder distributions                                (6,737)         (34,937)       (88,055)
                                                                           --------------   --------------  -------------

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                 2,080,015        3,842,331      7,545,141
    Proceeds from dividends reinvested                                              6,737           34,937         87,194
    Cost of shares redeemed                                                    (1,256,920)      (2,741,312)    (4,076,452)
                                                                           --------------   --------------  -------------
Change in net assets from capital share transactions                              829,832        1,135,956      3,555,883
                                                                           --------------   --------------  -------------

Change in net assets                                                             (952,955)        (137,896)     2,221,762

Net Assets:
    Beginning of period                                                        10,111,945       10,249,841      8,028,079
                                                                           --------------   --------------  -------------
    End of period                                                          $    9,158,990   $   10,111,945  $  10,249,841
                                                                           ==============   ==============  =============

Share Transactions: Service Shares
    Issued                                                                        248,508          413,257        665,538
    Reinvested                                                                        878            3,888          8,412
    Redeemed                                                                     (150,629)        (298,049)      (354,748)
                                                                           --------------   --------------  -------------
    Change in shares                                                               98,757          119,096        319,202
                                                                           ==============   ==============  =============

                        See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares

  Selected data for a share outstanding throughout the period indicated.    Period ended          Year ended           Year ended
                                                                             October 31,         February 28,         February 28,
                                                                              2002 (a)               2002                 2001
                                                                           --------------       --------------      ----------------
Net Asset Value, Beginning of Period                                       $         8.86       $        10.03      $      11.42
                                                                           --------------       --------------      ----------------
Investment Activities
    Net investment loss                                                              0.03                 0.02                 -  **
    Net realized and unrealized gains/ losses on investments                        (1.51)               (1.16)            (1.27)
                                                                           --------------       --------------      ----------------
    Total from Investment Activities                                                (1.48)               (1.14)            (1.27)
                                                                           --------------       --------------      ----------------
Distributions
    Net investment income                                                               -  **            (0.03)            (0.01)
    Net realized gains from investment transactions                                     -                    -  **         (0.11)
                                                                           --------------       --------------      ----------------
    Total Distributions                                                                 -                (0.03)            (0.12)
                                                                           --------------       --------------      ----------------
Net Asset Value, End of Period                                             $         7.38       $         8.86      $      10.03
                                                                           ==============       ==============      ================
Total Return (excludes sales charge)                                               (16.53%)(c)          (11.37%)          (11.22%)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $        9,159       $       10,112      $     10,250
Ratio of expenses to average net assets****                                          1.27% (d)            1.37%             1.46%
Ratio of net investment income/loss to average net assets****                        0.63% (d)            0.18%            (0.01%)
Ratio of expenses to average net assets* ****                                        1.69% (d)            1.72%             1.86%
Portfolio Turnover Rate (e)                                                            42%                  15%               20%

  Selected data for a share outstanding throughout the period indicated.     Year ended          Period ended
                                                                            February 29,         February 28,
                                                                                2000               1999 (b)
                                                                           --------------       --------------
Net Asset Value, Beginning of Period                                       $         9.95       $        10.00
                                                                           --------------       --------------
Investment Activities
    Net investment loss                                                                 -  **            (0.01)
    Net realized and unrealized gains/ losses on investments                         1.52                (0.04)
                                                                           --------------       --------------
    Total from Investment Activities                                                 1.52                (0.05)
                                                                           --------------       --------------
Distributions
    Net investment income                                                           (0.01)                   -
    Net realized gains from investment transactions                                 (0.04)                   -
                                                                           --------------       --------------
    Total Distributions                                                             (0.05)                   -
                                                                           --------------       --------------
Net Asset Value, End of Period                                             $        11.42       $         9.95
                                                                           ==============       ==============
Total Return (excludes sales charge)                                                15.36%               (0.05%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $        8,028       $          876
Ratio of expenses to average net assets****                                          1.48%                1.50% (d)
Ratio of net investment income/loss to average net assets****                       (0.05%)              (0.51%)(d)
Ratio of expenses to average net assets* ****                                        2.32%               14.00% (d)
Portfolio Turnover Rate (e)                                                            29%                  19%

----------------------------------------------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**   The amount is less than $0.005.
**** These ratios include income and expenses charged from the corresponding
     Master Portfolio.
(a)  The Funds changed their fiscal year end from February 28 to October 31.
(b)  The Fund commenced operations on January 4, 1999.
(c)  Not Annualized.
(d)  Annualized.
(e)  Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                        See notes to financial statements

NestEgg Funds
Notes to Financial Statements
October 31, 2002

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the five NestEgg Funds: the Capital Preservation Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds").

As of October 31, 2002, the NestEgg Funds redeemed their interests in the Master Investment Portfolios and invested in various underlying funds in a Fund of Funds structure, approved by shareholders of each Fund. Prior to October 31, 2002, each Fund seeked to achieve its objective by investing its investable assets in a corresponding series of the Master Investment Portfolio: LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (each a "Master Portfolio"). Each Master Portfolio had a substantially similar investment objective as the corresponding NestEgg Fund.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Prior to October 31, 2002, each NestEgg Fund recorded its investment in the Master Portfolio at value. The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing policies approved by the Master Portfolio's Board of Directors.

The Funds' investment in the underlying funds are valued at their net asset value as reported by the underlying funds.

Transaction Dates

Share transactions are recorded on the trade date. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are similarly recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Investment income and expenses

Prior to October 31, 2002 the Funds recorded daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. Expenses that are directly related to one of the Funds were charged directly to that Fund. Other operating expenses for the Trust were prorated to all the Funds on the basis of relative net assets.

NestEgg Funds
Notes to Financial Statements, continued
October 31, 2002

Distributions to Shareholders

The Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Effective October 31, 2002, the Funds were no longer invested in the Master Portfolio. Contractual investment advisory fees of 0.35%, on an annual basis, are paid at the Master Portfolio level. The advisory fee of 0.15% payable to INTRUST was further reduced by a contractual fee waiver to the extent total fund operating expenses exceeded 1.30%, on an annual basis, of the applicable Fund's assets.

As of November 1, 2002 the Adviser fees are 0.70% of the average daily net assets of the Fund. However the Adviser has agreed to contractually limit its advisory fee to 0.17% of each Funds daily net assets. The Adviser, under sub-adviser agreement with LaJolla Economics (the "Sub-Adviser") pays the Sub-Adviser a fee of 0.02%, on an annual basis, of each funds daily net assets for certain adviser services provided to the Fund.

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee of 0.20 % that is computed daily and paid monthly, based on each NestEgg Funds' average daily net assets, subject to an annual minimum. As of November 1, 2002, BISYS Inc. serves as Transfer Agent and Fund Accountant.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each Fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds. As of and for the period ended October 31, 2002, all of the distribution fees have been waived or reimbursed.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an

NestEgg Funds
Notes to Financial Statements, continued
October 31, 2002

annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations have a servicing relationship. No payments have been made to the Service Organization.

Fees may be reduced to assist the Funds in maintaining more competitive expense ratios.

4. Shares of Beneficial Interest:

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. Beginning November 1, 2002 the Funds began selling a Premium Class of Shares. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. Federal Tax information:

Distributions to Shareholders:

The tax character of distributions paid during the tax year ended December 31, 2001 was as follows:

                               Distributions paid from
                               -----------------------

                               Net Investment   Net Long Term      Total Taxable   Tax Return of   Total Distributions
                                  Income        Capital Gains      Distributions      Capital              Paid
---------------------------------------------------------------------------------------------------------------------
Service Shares
Capital Preservation Fund    $     78,735       $   4,628          $      83,363   $        -        $   83,363      *
2010 Fund                         155,883               -                155,833            -           155,833      *
2020 Fund                         163,562               -                163,562            -           163,562      *
2030 Fund                          52,787               -                 52,787            -            52,787      *
2040 Fund                          21,317               -                 21,317            -            21,317      *

* Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                           Undistributed   Undistributed                    Accumulated         Unrealized              Total
                              Ordinary       Long-Term     Accumulated   Capital and Other     Appreciation/         Accumulated
                               Income      Capital Gains     Earnings          Losses**      (Depreciation)***   Earnings/(Deficit)
-----------------------------------------------------------------------------------------------------------------------------------
Service Shares
Capital Preservation Fund   $   20,626      $       -     $     20,626     $  (274,719)        $   (1,049)         $    (255,142)
2010 Fund                       48,866              -                -      (1,912,339)            (3,943)            (1,867,416)
2020 Fund                       73,648              -           73,648      (6,367,501)            (8,300)            (6,302,153)
2030 Fund                       28,188              -           28,188      (2,870,105)            (5,042)            (2,846,959)
2040 Fund                       22,717              -           22,717      (3,867,638)            (5,414)            (3,850,335)

** As of October 31, 2002, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                        Amount         Expires
                                        ------         -------
Capital Preservation Fund          $   274,719           2010

NestEgg Funds
Notes to Financial Statements, continued
October 31, 2002

2010 Fund                                   35,785              2008
2010 Fund                                1,876,554              2010
2020 Fund                                  416,418              2008
2020 Fund                                5,951,082              2010
2030 Fund                                2,870,105              2010
2040 Fund                                  488,302              2008
2040 Fund                                3,379,336              2010

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds' next tax year. For the tax year ended December 31, 2001, the Funds did not have losses to defer to January 1, 2002.

*** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributed primarily to tax deferral of losses on wash sales.

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of NestEgg Capital Preservation Fund, NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund, and NestEgg 2040 Fund, each a series of American Independence Funds Trust (the "Trust"), as of October 31, 2002, and the related statements of operations for the eight-month period ended October 31, 2002 and the year ended February 28, 2002, statements of changes in net assets for the eight-month period ended October 31, 2002 and each of the years in the two-year period ended February 28, 2002, and financial highlights for the eight-month period ended October 31, 2002, each of the years in the three-year period ended February 28, 2002, and the period from January 4, 1999 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the funds changed their investment structure on October 31, 2002 from a master-feeder structure to a fund of funds structure by redeeming their interests in the underlying master portfolios and purchasing shares in unrelated registered investment companies.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NestEgg Capital Preservation Fund, NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund, and NestEgg 2040 Fund as of October 31, 2002, the results of the operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP


Boston, Massachusetts
December 19, 2002

NestEgg Funds
Proxy Vote Disclosure (Unaudited)

On October 28, 2002 a Special Meeting of the Shareholders of the American Independence Funds (the "Funds") took place at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, at 10:00 a.m. (the "Special Meeting"). The following proposals were approved with the respective votes.

NestEgg Capital Preservation Fund

Proposal 1: To approve a new investment structure whereby the NestEgg Capital Preservation Fund's change from a master-feeder fund structure to a "fund of funds" structure:

-------------------------------------------------------------------------------
                 No. of Shares        % of Outstanding       % of Shares
                 -------------
                                           Shares               Voted
                                           ------               -----
-------------------------------------------------------------------------------
FOR:              552,493.961              99.20%              100.00%
-------------------------------------------------------------------------------
AGAINST:                    0                  0%                   0%
-------------------------------------------------------------------------------
ABSTAIN:                    0                  0%                   0%
-------------------------------------------------------------------------------
TOTAL:            552,493.961              99.20%              100.00%
-------------------------------------------------------------------------------

Proposal 2: To approve a new investment sub-advisory agreement between INTRUST Financial Services, Inc. and La Jolla Economics:

-------------------------------------------------------------------------------
                 No. of Shares        % of Outstanding       % of Shares
                 -------------
                                           Shares               Voted
                                           ------               -----
-------------------------------------------------------------------------------
FOR:              552,493.961              99.20%              100.00%
-------------------------------------------------------------------------------
AGAINST:                    0                  0%                   0%
-------------------------------------------------------------------------------
ABSTAIN:                    0                  0%                   0%
-------------------------------------------------------------------------------
TOTAL:            552,493.961              99.20%              100.00%
-------------------------------------------------------------------------------


NestEgg 2010 Fund

Proposal 1: To approve a new investment structure whereby the NestEgg 2010 Fund's change from a master-feeder fund structure to a "fund of funds" structure:

-------------------------------------------------------------------------------
                  No. of Shares       % of Outstanding       % of Shares
                  -------------
                                           Shares               Voted
                                           ------               -----
-------------------------------------------------------------------------------
FOR:             1,524,613.975             93.73%               99.60%
-------------------------------------------------------------------------------
AGAINST:              6061.080              0.37%                0.40%
-------------------------------------------------------------------------------
ABSTAIN:                     0                 0%                   0%
-------------------------------------------------------------------------------
TOTAL:           1,530,675.055              94.1%              100.00%
-------------------------------------------------------------------------------

Proposal 2: To approve a new investment sub-advisory agreement between INTRUST Financial Services, Inc. and La Jolla Economics:

NestEgg Funds

--------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
--------------------------------------------------------------------------------
FOR:           1,524,613.975               93.73%                 99.60%
--------------------------------------------------------------------------------
AGAINST:            6061.080                0.37%                  0.40%
--------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
--------------------------------------------------------------------------------
TOTAL:         1,530,675.055                94.1%                100.00%
--------------------------------------------------------------------------------

NestEgg 2020 Fund

Proposal 1: To approve a new investment structure whereby the NestEgg 2020 Fund's change from a master-feeder fund structure to a "fund of funds" structure:

--------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
--------------------------------------------------------------------------------
FOR:           2,591,613.823               96.15%                100.00%
--------------------------------------------------------------------------------
AGAINST:                   0                   0%                     0%
--------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
--------------------------------------------------------------------------------
TOTAL:         2,591,613.823               96.15%                100.00%
--------------------------------------------------------------------------------

Proposal 2: To approve a new investment sub-advisory agreement between INTRUST Financial Services, Inc. and La Jolla Economics:

--------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
--------------------------------------------------------------------------------
FOR:           2,591,613.823               96.15%                100.00%
--------------------------------------------------------------------------------
AGAINST:                   0                   0%                     0%
--------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
--------------------------------------------------------------------------------
TOTAL:         2,591,613.823               96.15%                100.00%
--------------------------------------------------------------------------------

NestEgg 2030 Fund

Proposal 1: To approve a new investment structure whereby the NestEgg 2030 Fund's change from a master-feeder fund structure to a "fund of funds" structure:

--------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
--------------------------------------------------------------------------------
FOR:           1,217,953.807               90.25%                100.00%
--------------------------------------------------------------------------------
AGAINST:                   0                   0%                     0%
--------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
--------------------------------------------------------------------------------
TOTAL:         1,217,953.807               90.25%                100.00%
--------------------------------------------------------------------------------

NestEgg Funds
Proxy Vote Disclosure (Unaudited), continued

Proposal 2: To approve a new investment sub-advisory agreement between INTRUST Financial Services, Inc. and La Jolla Economics:

-------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
-------------------------------------------------------------------------------
FOR:           1,217,953.807               90.25%                100.00%
-------------------------------------------------------------------------------
AGAINST:                   0                   0%                     0%
-------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
-------------------------------------------------------------------------------
TOTAL:         1,217,953.807               90.25%                100.00%
-------------------------------------------------------------------------------


NestEgg 2040 Fund


Proposal 1: To approve a new investment structure whereby the NestEgg 2040 Fund's change from a master-feeder fund structure to a "fund of funds" structure:

-------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
-------------------------------------------------------------------------------
FOR:           1,154,077.524               92.17%                100.00%
-------------------------------------------------------------------------------
AGAINST:                   0                   0%                     0%
-------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
-------------------------------------------------------------------------------
TOTAL:         1,154,077.524               92.17%                100.00%
-------------------------------------------------------------------------------

Proposal 2: To approve a new investment sub-advisory agreement between INTRUST Financial Services, Inc. and La Jolla Economics:

-------------------------------------------------------------------------------
               No. of Shares          % of Outstanding         % of Shares
               -------------
                                           Shares                 Voted
                                           ------                 -----
-------------------------------------------------------------------------------
FOR:           1,154,077.524               92.17%                100.00%
-------------------------------------------------------------------------------
AGAINST:                   0                   0%                     0%
-------------------------------------------------------------------------------
ABSTAIN:                   0                   0%                     0%
-------------------------------------------------------------------------------
TOTAL:         1,154,077.524               92.17%                100.00%
-------------------------------------------------------------------------------

NestEgg Funds


Management of Trustees (unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                 Position, Term of
                                 Office and Length
Name, Date of Birth (Age) and     of Time Served
Address                                with          Principal Occupation(s) During Past 5 Years and Other Directorships Held
                                     the Trust                                      by Trustee
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES                    Term
                                       ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement
Phillip J. Owings (Age: 57)     Trustee since        President and Division Manager Sungard Wealth Management Services, LLC;
8200 Thorn Drive, Suite 125     8/29/00              formerly, Director and Executive Vice President of INTRUST Financial
Wichita, Kansas 67226                                Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Rodney D. Pitts (Age: 41)       Trustee since        Senior Vice President of INTRUST Bank N.A.; formerly Vice President of
105 North Main Street           9/24/01              Nationsbank, N.A.
Wichita, Kansas 67202

-------------------------------------------------------------------------------------------------------------------------------
Troy Jordan (Age: 39)           Trustee since        Senior Vice President of INTRUST Bank N.A.
105 North Main Street           9/24/01
Wichita, Kansas 67202

-------------------------------------------------------------------------------------------------------------------------------
Ronald L. Baldwin (Age: 48)     Trustee since        Director and Vice Chairman of INTRUST Financial Services, Inc.;
105 North Main Street           8/29/00              Executive Vice President of INTRUST Bank N.A.
Wichita, Kansas 67202
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES                Term
                                       ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement
-------------------------------------------------------------------------------------------------------------------------------
Terry L. Carter (1/3/53)        Trustee since        Senior Vice President of QuikTrip Corporation
1235 East 26/th/ Street         11/25/96
Tulsa Oklahoma 74114
-------------------------------------------------------------------------------------------------------------------------------
Thomas F. Kice (Age: 52)        Trustee since        President of Kice Industries, Inc.
1150 Woodridge Dr.              11/25/96
Wichita Kansas 67206
-------------------------------------------------------------------------------------------------------------------------------
George Mileusnic (Age:47)       Trustee since        Chief Financial Officer of Caribou Coffee (2001-present). Chief
9422 Cross Creek                11/25/96             Financial Officer of Dean & Deluca (2000-2001). Executive Vice
Wichita, Kansas 67206                                President of The Coleman Company (9/89-9/98).

-------------------------------------------------------------------------------------------------------------------------------
John J. Pileggi (Age: 43)       Trustee since        Chairman of the Board of Trustees. President and Chief Executive
Two Hopkins Plaza               11/25/96             Officer, Mercantile Capital Advisors Inc. Formerly, President and Chief
PO Box 2257, 10/th/ Floor                            Executive Officer, PLUSFunds.com (2000-2002).  Formerly, President and
Baltimore, Maryland 21203                            CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly,
                                                     Director of Furman Selz LLC (1994- 1998).
-------------------------------------------------------------------------------------------------------------------------------
Peter Ochs (Age: 49)            Trustee since        Manager of Ochs & Associates, Inc.
319 South Oak Street            9/24/01
Wichita, Kansas 67213
-------------------------------------------------------------------------------------------------------------------------------

NestEgg Funds

Management of Trustees, continued (unaudited)

--------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
                                Term
                                ----
                          Lifetime of Trust
                           until removal,
                           resignation or
                             retirement*
David Bunstine (Age 36)    President since      Director, BISYS Funds Services Ohio, Inc. (1987 - pres.).
                           5/15/97
Trent Statczar (Age: 31)   Treasurer since      Director of Financial Services of BISYS Fund Services (1993 - pres.).
                           4/26/02
George Stevens (Age: 50)    Secretary since     Vice President, BISYS Fund Services Ohio, Inc. since 1998; Client Services
                           8/23/99              Manager, BISYS Fund Services Ohio, Inc. (1996 - 1998).

Mick Grunewald (age 31)    Vice President       Manager, Client Services, BISYS Fund Services, Inc., 1993 to Present.
                           since 8/21/01
--------------------------------------------------------------------------------------------------------------------------

         The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not "interested persons" of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.
         The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.